Consolidated statement of cash flows - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2024		Jun. 30, 2023
Consolidated Statement of Cash Flows [Line Items]
Profit (loss)		€ 1,018		€ 2,084
Cash flows from operating activities: Adjustments to reconcile net income to net cash provided by (used in) operating activities [Abstract]
Provision for credit losses		915		772
Restructuring activities		(45)		134
Gain on sale of financial assets at fair value through other comprehensive income, equity method investments and other		(55)		(65)
Deferred income taxes, net		(37)		231
Impairment, depreciation and other amortization, and accretion		1,063		1,420
Share of net income from equity method investments		4		70
Income (loss) adjusted for noncash charges, credits and other items		2,864		4,647
Adjustments for net change in operating assets and liabilities [Abstract]
Interest-earning time deposits with central banks and banks		(95)		(919)
Central bank funds sold, securities purchased under resale agreements, securities borrowed		(10,172)		(172)
Non-Trading financial assets mandatory at fair value through profit and loss		(16,810)		(2,826)
Financial assets designated at fair value through profit or loss		30		2
Loans at amortized cost		(1,169)		5,621
Other assets		(38,742)		(13,923)
Deposits		18,524		(27,840)
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	7,655		24,869
Central bank funds purchased, securities sold under repurchase agreements, securities loaned		(429)		1,756
Other short-term borrowings		1,067		1,988
Other liabilities		30,032		7,846
Senior long-term debt	[2]	(11,357)		(8,873)
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net		(4,743)		(10,481)
Other, net		(1,730)		1,828
Net cash provided by (used in) operating activities		(25,075)		(16,477)
Cash flows from investing activities: Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income		12,069		12,100
Maturities of financial assets at fair value through other comprehensive income		11,431		9,504
Sale of debt securities held to collect at amortized cost		0		0
Maturities of debt securities held to collect at amortized cost		3,891		4,735
Sale of equity method investments		0		4
Sale of property and equipment		14		6
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income		(26,741)		(19,683)
Debt securities held to collect at amortized cost		(2,996)		(2,364)
Equity method investments		(46)		(17)
Property and equipment		(240)		(178)
Net cash received in (paid for) business combinations/divestitures		0		0
Other, net		(694)		(604)
Net cash provided by (used in) investing activities		(3,311)		3,505
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt		6	[3]	1,400
Repayments and extinguishments of subordinated long-term debt		(34)	[3]	(1,379)
Issuances of trust preferred securities		0	[4]	0
Repayments and extinguishments of trust preferred securities		(3)	[4]	0
Principal portion of lease payments		(283)		(264)
Common shares issued		0		0
Purchases of treasury shares		(1,060)		(407)
Sale of treasury shares		0		0
Additional Equity Components (AT1) issued		1,500		0
Additional Equity Components (AT1) repaid		0		0
Purchases of Additional Equity Components (AT1)		(1,678)		(173)
Sale of Additional Equity Components (AT1)		1,656		175
Coupon on additional equity components, pre tax		(574)		(498)
Dividends paid to noncontrolling interests		(258)		(92)
Net change in noncontrolling interests		(22)		(6)
Cash dividends paid to Deutsche Bank shareholders		883		610
Net cash provided by (used in) financing activities		(1,631)		(1,855)
Net effect of exchange rate changes on cash and cash equivalents		882		(772)
Net increase (decrease) in cash and cash equivalents		(29,135)		(15,599)
Cash and cash equivalents at beginning of period		163,768		165,626
Cash and cash equivalents at end of period		134,633		150,026
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net		773		412
Interest paid	[5]	17,208		10,861
Interest and dividends received [Abstract]
Interest received	[5]	24,358		19,828
Dividend received		54		60
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)	[7]	128,990	[6]	145,475
Interbank balances (w/o central banks)		5,644		4,552	[6]
Total		€ 134,633		€ 150,026

[1]	Included are senior long-term debt issuances of € 7.7 billion and € 2.8 billion and repayments and extinguishments of € 1.0 billion and € 921 million through June 30, 2024 and June 30, 2023, respectively.
[2]	Included are issuances of € 14.1 billion and € 15.4 billion and repayments and extinguishments of € 24.7 billion and € 24.1 billion through June 30, 2024 and June 30, 2023, respectively.
[3]	Non-cash changes for Subordinated Long-Term Debt are € 209 million in total and mainly driven by Fair Value changes of € 7 million and Foreign Exchange movements of € 199 million through June 30, 2024 and € (130) million in total mainly driven by Fair Value changes of € (151) million and Foreign Exchange movements of € 18 million through June 30, 2023.
[4]	Non-cash changes for Trust Preferred Securities are € 2 million in total and mainly driven by Fair Value changes of € (1) million through June 30, 2024 and € 13 million in total and mainly driven by Fair Value changes of € 10 million through June 30, 2023.
[5]	Includes interest paid and interest received from derivatives qualifying as hedging instruments under the Group’s fair value hedge accounting application under IAS 39. Interest paid and received on derivatives not meeting the IAS 39 hedge accounting requirements are recognized in Net gains (losses) on financial assets/liabilities at fair value through profit and loss
[6]	Not included: Interest-earning time deposits with banks of € 1.7 billion as of June 30, 2024 and € 2.0 billion as of June 30, 2023
[7]	Not included: Interest-earning time deposits with central banks of € 19.6 billion as of June 30, 2024 and € 19.1 billion as of June 30, 2023